Allowance for Loan Losses and Reserve for Unfunded Loan Commitments	12 Months Ended
Dec. 31, 2016
Financing Receivable, Allowance for Credit Loss, Additional Information [Abstract]
Allowance for Loan Losses and Reserve for Unfunded Loan Commitments
Allowance for Loan Losses and Reserve for Unfunded Loan Commitments

Allowance for Loan Losses

The Company has an established methodology to determine the adequacy of the allowance for loan losses that assesses the risks and losses inherent in the loan portfolio.  At a minimum, the adequacy of the allowance for loan losses is reviewed by management on a quarterly basis.  For purposes of determining the allowance for loan losses, the Company has segmented the loans in its portfolio by loan type.  Loans are segmented into the following pools: SBA 7(a), SBA 504, commercial, residential mortgages, and consumer loans.  Certain portfolio segments are further broken down into classes based on the associated risks within those segments and the type of collateral underlying each loan.  Commercial loans are divided into the following three classes: commercial real estate, commercial real estate construction and commercial other.  Consumer loans are divided into two classes as follows:  Home equity and other.

The standardized methodology used to assess the adequacy of the allowance includes the allocation of specific and general reserves.  The same standard methodology is used, regardless of loan type.  Specific reserves are made to individual impaired loans and troubled debt restructurings (see Note 1 for additional information on this term).  The general reserve is set based upon a representative average historical net charge-off rate adjusted for the following environmental factors: delinquency and impairment trends, charge-off and recovery trends, changes in the volume of restructured loans, volume and loan term trends, changes in risk and underwriting policy trends, staffing and experience changes, national and local economic trends, industry conditions and credit concentration changes.  Within the five-year historical net charge-off rate, the Company weights the past three years more because it believes they are more indicative of future losses.  All of the environmental factors are ranked and assigned a basis points value based on the following scale: low, low moderate, moderate, high moderate and high risk.  Each environmental factor is evaluated separately for each class of loans and risk weighted based on its individual characteristics.

•
For SBA 7(a), SBA 504 and commercial loans, the estimate of loss based on pools of loans with similar characteristics is made through the use of a standardized loan grading system that is applied on an individual loan level and updated on a continuous basis.  The loan grading system incorporates reviews of the financial performance of the borrower, including cash flow, debt-service coverage ratio, earnings power, debt level and equity position, in conjunction with an assessment of the borrower's industry and future prospects.  It also incorporates analysis of the type of collateral and the relative loan to value ratio.

•
For residential mortgage and consumer loans, the estimate of loss is based on pools of loans with similar characteristics.  Factors such as credit score, delinquency status and type of collateral are evaluated.  Factors are updated frequently to capture the recent behavioral characteristics of the subject portfolios, as well as any changes in loss mitigation or credit origination strategies, and adjustments to the reserve factors are made as needed.

According to the Company’s policy, a loss (“charge-off”) is to be recognized and charged to the allowance for loan losses as soon as a loan is recognized as uncollectable.  All credits which are 90 days past due must be analyzed for the Company’s ability to collect on the credit.  Once a loss is known to exist, the charge-off approval process is immediately expedited.  This charge-off policy is followed for all loan types.

The allocated allowance is the total of identified specific and general reserves by loan category.  The allocation is not necessarily indicative of the categories in which future losses may occur.  The total allowance is available to absorb losses from any segment of the portfolio.  An unallocated component is maintained to cover uncertainties that could affect management’s estimate of probable losses.

The following tables detail the activity in the allowance for loan losses by portfolio segment for the past two years:

	For the year ended December 31, 2016
(In thousands)	SBA held for investment	SBA 504	Commercial	Residential	Consumer	Unallocated	Total
Balance, beginning of period	$1,961	$741	$6,309	$2,769	$817	$162	$12,759
Charge-offs	(557)	—	(775)	(101)	(30)		(1,463)
Recoveries	33	—	29	—	1		63
Net charge-offs	(524)	—	(746)	(101)	(29)	—	(1,400)
Provision for loan losses charged to expense	139	(168)	1,166	(75)	137	21	1,220
Balance, end of period	$1,576	$573	$6,729	$2,593	$925	$183	$12,579

	For the year ended December 31, 2015
(In thousands)	SBA held for investment	SBA 504	Commercial	Residential	Consumer	Unallocated	Total
Balance, beginning of period	$1,883	$1,337	$6,270	$2,289	$667	$105	$12,551
Charge-offs	(370)	(589)	(309)	(50)	(130)		(1,448)
Recoveries	54	—	1,052	49	1		1,156
Net charge-offs	(316)	(589)	743	(1)	(129)	—	(292)
Provision for loan losses charged to expense	394	(7)	(704)	481	279	57	500
Balance, end of period	$1,961	$741	$6,309	$2,769	$817	$162	$12,759

The following tables present loans and their related allowance for loan losses, by portfolio segment, as of December 31st for the past two years:

	December 31, 2016
(In thousands)	SBA held for investment	SBA 504	Commercial	Residential	Consumer	Unallocated	Total
Allowance for loan losses ending balance:
Individually evaluated for impairment	$246	$—	$34	$—	$—	$—	$280
Collectively evaluated for impairment	1,330	573	6,695	2,593	925	183	12,299
Total	$1,576	$573	$6,729	$2,593	$925	$183	$12,579
Loan ending balances:
Individually evaluated for impairment	$1,108	$513	$426	$—	$—	$—	$2,047
Collectively evaluated for impairment	41,384	25,831	508,745	289,093	91,541	—	956,594
Total	$42,492	$26,344	$509,171	$289,093	$91,541	$—	$958,641

	December 31, 2015
(In thousands)	SBA held for investment	SBA 504	Commercial	Residential	Consumer	Unallocated	Total
Allowance for loan losses ending balance:
Individually evaluated for impairment	$705	$—	$137	$—	$—	$—	$842
Collectively evaluated for impairment	1,256	741	6,172	2,769	817	162	11,917
Total	$1,961	$741	$6,309	$2,769	$817	$162	$12,759
Loan ending balances:
Individually evaluated for impairment	$1,907	$2,226	$3,040	$—	$—	$—	$7,173
Collectively evaluated for impairment	37,486	27,127	462,478	264,523	77,057	—	868,671
Total	$39,393	$29,353	$465,518	$264,523	$77,057	$—	$875,844

Changes in Methodology:
The Company did not make any changes to its allowance for loan losses methodology in the current period.

Reserve for Unfunded Loan Commitments

In addition to the allowance for loan losses, the Company maintains a reserve for unfunded loan commitments at a level that management believes is adequate to absorb estimated probable losses.  Adjustments to the reserve are made through other expense and applied to the reserve which is classified as other liabilities.  At December 31, 2016, a $181 thousand commitment reserve was reported on the balance sheet as an “other liability”, compared to a $138 thousand commitment reserve at December 31, 2015.  There were no losses on unfunded loan commitments during 2016 or 2015.